Exhibit 99.1

Navient Student Loan Trust      2015-3

Monthly Servicing Report

Distribution Date 02/27/2017

Collection Period 01/01/2017 - 01/31/2017

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Wells Fargo - Indenture Trustee

Wells Fargo Bank, National Association - Eligible Lender Trustee

Navient Investment Corp. - Excess Distribution Certificateholder

Page 1 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 01/01/2017 - 01/31/2017, Distribution Date 02/27/2017

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	06/18/2015	12/31/2016	01/31/2017
	Principal Balance	$731,924,193.58	$615,757,678.90	$609,336,023.48
	Interest to be Capitalized Balance	5,723,713.00	3,621,005.66	3,691,353.15
	Pool Balance	$737,647,906.58	$619,378,684.56	$613,027,376.63
	Specified Reserve Account Balance	12,418,487.00	1,548,446.71	1,532,568.44
	Adjusted Pool (1)	$750,066,393.58	$620,927,131.27	$614,559,945.07
	Weighted Average Coupon (WAC)	5.90%	5.98%	5.97%
	Number of Loans	106,911	86,600	85,576
	Aggregate Outstanding Principal Balance - Tbill		$72,598,262.23	$71,934,920.30
	Aggregate Outstanding Principal Balance - LIBOR		$546,780,422.33	$541,092,456.33
	Pool Factor		0.822946348	0.814507592
	Since Issued Constant Prepayment Rate		5.35%	5.36%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	01/25/2017	02/27/2017
	A1	63939LAA5	$105,613,224.30	$99,341,545.89
	A2	63939LAB3	$486,000,000.00	$486,000,000.00
	B	63939LAC1	$20,000,000.00	$20,000,000.00

C	Account Balances	01/25/2017	02/27/2017
	Reserve Account Balance	$1,548,446.71	$1,532,568.44
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$2,423,124.24	$3,617,629.47
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	01/25/2017	02/27/2017
	Adjusted Pool Balance + Supplemental Loan Purchase	$620,927,131.27	$614,559,945.07
	Total Notes	$611,613,224.30	$605,341,545.89
	Difference	$9,313,906.97	$9,218,399.18
	Parity Ratio	1.01523	1.01523

Page 2 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 01/01/2017 - 01/31/2017, Distribution Date 02/27/2017

II.	Trust Activity 01/01/2017 through 01/31/2017

A	Student Loan Principal Receipts
	Borrower Principal	2,574,501.88
	Guarantor Principal	2,387,470.47
	Consolidation Activity Principal	2,607,844.10
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	0.89
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	256,604.52
	Total Principal Receipts	$7,826,421.86
B	Student Loan Interest Receipts
	Borrower Interest	1,099,658.27
	Guarantor Interest	84,549.84
	Consolidation Activity Interest	64,873.69
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	36.52
	Servicer Interest Reimbursement	4,080.99
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	36,204.08
	Total Interest Receipts	$1,289,403.39
C	Reserves in Excess of Requirement	$15,878.27
D	Investment Income	$3,044.39
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(272,165.89)
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(1,194,505.23)
M	AVAILABLE FUNDS	$7,668,076.79
N	Non-Cash Principal Activity During Collection Period	$(1,404,766.44)
O	Non-Reimbursable Losses During Collection Period	$35,226.99
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$258,348.18
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 01/01/2017 - 01/31/2017, Distribution Date 02/27/2017

III.	2015-3 Portfolio Characteristics

		01/31/2017				12/31/2016
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.04%	321	$1,310,734.13	0.215%	6.02%	318	$1,306,785.76	0.212%
	GRACE	6.04%	86	$374,495.00	0.061%	6.12%	106	$453,256.67	0.074%
	DEFERMENT	5.89%	8,107	$48,531,702.58	7.965%	5.88%	8,188	$48,807,579.72	7.926%

REPAYMENT:	CURRENT	5.91%	55,629	$383,902,023.90	63.003%	5.94%	57,182	$395,468,951.42	64.225%
	31-60 DAYS DELINQUENT	6.17%	3,428	$28,259,430.57	4.638%	5.86%	3,216	$24,449,938.09	3.971%
	61-90 DAYS DELINQUENT	5.75%	1,843	$13,523,675.76	2.219%	6.17%	1,691	$13,017,896.41	2.114%
	91-120 DAYS DELINQUENT	6.21%	1,179	$8,953,597.00	1.469%	6.20%	1,025	$7,491,549.63	1.217%
	> 120 DAYS DELINQUENT	6.03%	3,426	$24,327,526.83	3.992%	6.04%	3,609	$25,217,545.32	4.095%

	FORBEARANCE	6.21%	10,800	$94,746,749.83	15.549%	6.14%	10,578	$94,480,822.44	15.344%
	CLAIMS IN PROCESS	5.88%	753	$5,395,528.01	0.885%	6.02%	685	$5,056,034.77	0.821%
	AGED CLAIMS REJECTED	6.68%	4	$10,559.87	0.002%	6.80%	2	7,318.67	0.001%

TOTAL			85,576	$609,336,023.48	100.00%		86,600	$615,757,678.90	100.00%

*	Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 01/01/2017 - 01/31/2017, Distribution Date 02/27/2017

IV.	2015-3 Portfolio Characteristics (cont'd)

	01/31/2017	12/31/2016
Pool Balance	$613,027,376.63	$619,378,684.56
Outstanding Borrower Accrued Interest	$10,879,292.28	$10,700,076.73
Borrower Accrued Interest to be Capitalized	$3,691,353.15	$3,621,005.66
Borrower Accrued Interest >30 Days Delinquent	$2,267,307.91	$2,148,405.47
Total # Loans	85,576	86,600
Total # Borrowers	38,774	39,242
Weighted Average Coupon	5.97%	5.98%
Weighted Average Remaining Term	166.44	166.51
Non-Reimbursable Losses	$35,226.99	$52,661.98
Cumulative Non-Reimbursable Losses	$1,111,081.45	$1,075,854.46
Since Issued Constant Prepayment Rate (CPR)	5.36%	5.35%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	-	-
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$1,440,325.60	$1,945,454.10
Borrower Interest Accrued	$2,868,283.89	$2,894,428.52
Interest Subsidy Payments Accrued	$199,773.09	$203,893.75
Special Allowance Payments Accrued	$43,086.26	$37,241.37

Page 5 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 01/01/2017 - 01/31/2017, Distribution Date 02/27/2017

V.	2015-3 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	5.56%	36,211	121,934,078.42	20.011%
	- GSL - Unsubsidized	5.78%	29,520	149,881,348.69	24.597%
	- PLUS (2) Loans	7.82%	2,276	25,318,527.81	4.155%
	- SLS (3) Loans	3.86%	76	456,835.13	0.075%
	- Consolidation Loans	6.08%	17,493	311,745,233.43	51.161%
	Total	5.97%	85,576	$609,336,023.48	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	5.91%	53,713	253,444,209.71	41.594%
	- Two Year	5.64%	11,722	36,336,367.68	5.963%
	- Technical	5.59%	2,610	8,032,767.69	1.318%
	- Other	6.08%	17,531	311,522,678.40	51.094%
	Total	6.08%	86,600	$615,757,678.90	100.000%

*	Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 01/01/2017 - 01/31/2017, Distribution Date 02/27/2017

VI.	2015-3 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$7,668,076.79
A	Trustee Fees	-	$7,668,076.79
B	Primary Servicing Fee	$131,204.31	$7,536,872.48
C	Administration Fee	$6,667.00	$7,530,205.48
D	Class A Noteholders' Interest Distribution Amount	$738,737.18	$6,791,468.30
E	Class B Noteholders' Interest Distribution Amount	$41,637.02	$6,749,831.28
F	Reserve Account Reinstatement	-	$6,749,831.28
G	Class A Noteholders' Principal Distribution Amount	$6,271,678.41	$478,152.87
H	Class B Noteholders' Principal Distribution Amount	-	$478,152.87
I	Class A Noteholders' Accelerated Principal Distribution Amount	-	$478,152.87
J	Class B Noteholders' Accelerated Principal Distribution Amount	-	$478,152.87
K	Unpaid Expenses of The Trustees	-	$478,152.87
L	Carryover Servicing Fee	-	$478,152.87
M	Remaining Amounts to the Noteholders after the first auction date	-	$478,152.87
N	Excess Distribution Certificateholder	$478,152.87	$-

Waterfall Triggers
A	Student Loan Principal Outstanding	$609,336,023.48
B	Interest to be Capitalized	$3,691,353.15
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,532,568.44
E	Less: Specified Reserve Account Balance	$(1,532,568.44)
F	Total	$613,027,376.63
G	Class A Notes Outstanding (after application of available funds)	$585,341,545.89
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 01/01/2017 - 01/31/2017, Distribution Date 02/27/2017

VII.	2015-3 Distributions

Distribution Amounts

	A1	A2	B
Cusip/Isin	63939LAA5	63939LAB3	63939LAC1
Beginning Balance	$105,613,224.30	$486,000,000.00	$20,000,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.32%	0.65%	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	1/25/2017	1/25/2017	1/25/2017
Accrual Period End	2/27/2017	2/27/2017	2/27/2017
Daycount Fraction	0.09166667	0.09166667	0.09166667
Interest Rate*	1.09111%	1.42111%	2.27111%
Accrued Interest Factor	0.001000184	0.001302684	0.002081851
Current Interest Due	$105,632.67	$633,104.51	$41,637.02
Interest Shortfall from Prior Period Plus Accrued Interest	-	-	-
Total Interest Due	$105,632.67	$633,104.51	$41,637.02
Interest Paid	$105,632.67	$633,104.51	$41,637.02
Interest Shortfall	-	-	-
Principal Paid	$6,271,678.41	-	-
Ending Principal Balance	$99,341,545.89	$486,000,000.00	$20,000,000.00
Paydown Factor	0.024867876	0.000000000	0.000000000
Ending Balance Factor	0.393899865	1.000000000	1.000000000

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 01/01/2017 - 01/31/2017, Distribution Date 02/27/2017

VIII.	2015-3 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$611,613,224.30
	Adjusted Pool Balance	$614,559,945.07
	Overcollateralization Amount	$9,218,399.18
	Principal Distribution Amount	$6,271,678.41
	Principal Distribution Amount Paid	$6,271,678.41

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,548,446.71
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,548,446.71
	Required Reserve Acct Balance	$1,532,568.44
	Release to Collection Account	$15,878.27
	Ending Reserve Account Balance	$1,532,568.44

C	Floor Income Rebate Account
	Beginning Period Balance	$2,423,124.24
	Deposits for the Period	$1,194,505.23
	Release to Collection Account	-
	Ending Balance	$3,617,629.47

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 12/01/2016 - 12/31/2016, Distribution Date 01/25/2017

Page 9 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 01/01/2017 - 01/31/2017, Distribution Date 02/27/2017